LVIP Delaware Special Opportunities Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.03%
Aerospace & Defense–1.01%
Spirit AeroSystems Holdings Class A	77,300	$ 6,357,152
		6,357,152
Airlines–0.93%
Southwest Airlines	108,500	5,860,085
		5,860,085
Auto Components–0.54%
BorgWarner	92,200	3,381,896
		3,381,896
Banks–7.77%
Comerica	162,500	10,723,375
East West Bancorp	281,900	12,485,351
First Hawaiian	270,660	7,226,622
Hancock Whitney	198,700	7,609,217
KeyCorp	610,300	10,887,752
		48,932,317
Building Products–0.58%
Johnson Controls International	82,595	3,625,095
		3,625,095
Capital Markets–3.14%
Affiliated Managers Group	40,600	3,384,010
Raymond James Financial	198,550	16,372,433
		19,756,443
Chemicals–4.77%
†Axalta Coating Systems	144,900	4,368,735
Celanese	68,100	8,327,949
Chemours	216,100	3,228,534
Huntsman	340,300	7,915,378
WR Grace & Co.	92,900	6,202,004
		30,042,600
Commercial Services & Supplies–1.29%
Brink's	97,800	8,112,510
		8,112,510
Construction & Engineering–2.40%
†AECOM	185,800	6,978,648
Quanta Services	214,900	8,123,220
		15,101,868
Consumer Finance–1.74%
Synchrony Financial	320,500	10,925,845
		10,925,845
Containers & Packaging–2.56%
†Berry Global Group	159,482	6,262,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	669,300	$ 9,872,175
		16,135,033
Diversified Consumer Services–1.02%
Service Corp. International	134,600	6,435,226
		6,435,226
Electric Utilities–1.87%
Edison International	94,900	7,157,358
IDACORP	40,900	4,608,203
		11,765,561
Electronic Equipment, Instruments & Components–3.54%
Avnet	169,700	7,549,105
†Flex	572,000	5,985,980
†Keysight Technologies	90,050	8,757,362
		22,292,447
Energy Equipment & Services–0.54%
Patterson-UTI Energy	395,600	3,382,380
		3,382,380
Entertainment–0.70%
Cinemark Holdings	114,800	4,435,872
		4,435,872
Equity Real Estate Investment Trusts–10.79%
Apartment Investment & Management Class A	162,880	8,492,563
Brandywine Realty Trust	431,800	6,541,770
Equity Residential	72,700	6,271,102
Highwoods Properties	140,400	6,309,576
Host Hotels & Resorts	456,000	7,884,240
Kimco Realty	369,100	7,706,808
Life Storage	80,700	8,506,587
VEREIT	1,010,500	9,882,690
Welltower	69,500	6,300,175
		67,895,511
Food & Staples Retailing–1.07%
†U.S. Foods Holding	164,200	6,748,620
		6,748,620
Food Products–1.55%
Conagra Brands	141,700	4,347,356
Tyson Foods Class A	62,800	5,409,592
		9,756,948
Health Care Equipment & Supplies–2.11%
Becton Dickinson & Co.	12,600	3,187,296
Zimmer Biomet Holdings	73,700	10,116,799
		13,304,095
Health Care Providers & Services–1.77%
AmerisourceBergen	48,000	3,951,840
LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	66,900	$ 7,160,307
		11,112,147
Hotels, Restaurants & Leisure–1.65%
Darden Restaurants	40,700	4,811,554
Marriott International Class A	44,840	5,576,751
		10,388,305
Household Durables–1.66%
DR Horton	129,433	6,822,413
†Mohawk Industries	29,000	3,598,030
		10,420,443
Insurance–9.07%
Allstate	77,200	8,390,096
American Financial Group	106,950	11,534,557
Assurant	59,400	7,473,708
Globe Life	106,350	10,184,076
Hartford Financial Services Group	137,700	8,345,997
Reinsurance Group of America	69,900	11,175,612
		57,104,046
IT Services–3.03%
DXC Technology	58,700	1,731,650
†Fiserv	51,900	5,376,321
KBR	486,400	11,936,256
		19,044,227
Leisure Products–0.66%
Hasbro	35,100	4,166,019
		4,166,019
Life Sciences Tools & Services–1.13%
Agilent Technologies	92,700	7,103,601
		7,103,601
Machinery–4.72%
Allison Transmission Holdings	105,900	4,982,595
†Gates Industrial	326,400	3,286,848
ITT	201,100	12,305,309
Stanley Black & Decker	63,100	9,112,271
		29,687,023
Media–1.77%
Cable One	5,700	7,151,790
CBS Class B	98,500	3,976,445
		11,128,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.09%
†Dollar Tree	60,000	$ 6,849,600
		6,849,600
Multi-Utilities–6.00%
CMS Energy	184,400	11,792,380
Public Service Enterprise Group	227,900	14,148,032
WEC Energy Group	124,100	11,801,910
		37,742,322
Oil, Gas & Consumable Fuels–4.94%
†Continental Resources	200,900	6,185,711
Encana	1,082,386	4,978,976
Hess	178,300	10,783,584
Marathon Oil	746,000	9,153,420
		31,101,691
Professional Services–0.64%
ManpowerGroup	47,500	4,001,400
		4,001,400
Road & Rail–1.44%
CSX	46,600	3,227,982
JB Hunt Transport Services	53,000	5,864,450
		9,092,432
Semiconductors & Semiconductor Equipment–2.74%
†ON Semiconductor	160,400	3,081,284
†Qorvo	48,500	3,595,790
Teradyne	182,500	10,568,575
		17,245,649
Software–3.16%
Citrix Systems	18,200	1,756,664
LogMeIn	1	71
†Synopsys	132,100	18,130,725
		19,887,460
Technology Hardware, Storage & Peripherals–0.43%
Western Digital	45,300	2,701,692
		2,701,692
Textiles, Apparel & Luxury Goods–1.25%
PVH	41,400	3,652,722
VF	47,600	4,235,924
		7,888,646
Trading Companies & Distributors–1.96%
†HD Supply Holdings	162,200	6,354,185
†United Rentals	48,000	5,982,720
		12,336,905
Total Common Stock (Cost $419,646,567)		623,249,347

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	1,824	$ 1,824
Total Money Market Fund (Cost $1,824)		1,824

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.92%
DISCOUNTED COMMERCIAL PAPER–0.92%
≠Automatic Data Processing 1.98% 10/1/19	5,780,000	$ 5,780,000
		5,780,000
Total Short-Term Investment (Cost $5,780,000)		5,780,000

TOTAL INVESTMENTS–99.95% (Cost $425,428,391)	629,031,171
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	325,811
NET ASSETS APPLICABLE TO 18,307,671 SHARES OUTSTANDING–100.00%	$629,356,982

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$623,249,347	$—	$—	$623,249,347
Money Market Fund	1,824	—	—	1,824
Short-Term Investment	—	5,780,000	—	5,780,000
Total Investments	$623,251,171	$5,780,000	$—	$629,031,171
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Special Opportunities Fund–4